Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of December 31,
	2024	2025
	RMB	RMB
Account receivable	15,741	16,078
Less: Allowance for credit losses	(4,413)	(6,271)
Total	11,328	9,807

Schedule of Allowance for Credit Loss

The following table provide a summary of changes of the allowance for credit loss for the years ended December 31, 2024 and 2025:

	December 31,
	2024	2025
	RMB	RMB
Balance at beginning of period	28,863	4,413
Amounts charged to expenses	1,112	274
Amounts written off*	(1,374)	(378)
Disposal of subsidiaries	(24,188)	(5)
Acquisition	—	1,967
Balance at end of period	4,413	6,271

*	It represents the credit loss written off due to the deregistration of the counter party.